UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-21458

MAN-GLENWOOD LEXINGTON TEI, LLC
(the “Fund”)
Name of Registrant

123 N. Wacker Drive, 28th Floor
Chicago, IL  60606
Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer as set forth below and in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1) Title of class of securities to be redeemed:
      Units of Limited Liability Company Interests (the “Units”)

(2) Date on which the securities are to be redeemed:
      January 31, 2011

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
     Article IV, Section 4.4(c)(6) of the Limited Liability Company Agreement sets forth that the Fund may repurchase Units of a Member or any person acquiring Units from or through a Member in the event that the Board determines or has reason to believe that it would be in the best interests of the Fund, as determined by the Board in its sole discretion, for the Fund to repurchase such Units.  Such determination was made in conjunction with the liquidation of the Fund.

(4) If less than all the outstanding securities of a class or series are to be called or redeemed, the principal amount or number of shares and the basis upon which the securities to be called or redeemed are to be selected:
     All outstanding securities of the Fund will be repurchased at net asset value on a pro rata basis in conjunction with the liquidation of the Fund.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Chicago, and the State of Illinois on the 22nd day of December 2010.

MAN-GLENWOOD LEXINGTON TEI, LLC

By:	/s/ John Rowsell

Name: John Rowsell
Title: President